Development Cost (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Development Cost [Abstract]
Schedule of Development Cost	Development costs related to abandoned projects for the nine months ended September 30, 2024 and 2023 were as follows:
	Nine Months Ended September 30
	2024	2023
	(in thousands)
Miscellaneous development cost	$(748)	$(335)
Total	$(748)	$(335)

The table below summarizes the development cost:
Project 1	$10,162
Miscellaneous development cost	1,210
Total	$11,372